Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans Which cover Approximately 96% of Total Pension Plan (Detail)	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plans [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	2.50%	2.60%
Inflation	2.50%	2.50%
Rate of increase in salaries	2.80%	2.90%
Rate of increase for pensions in payment (where provided)	2.40%	2.40%
Rate of increase for pensions in deferment (where provided)	2.60%	2.70%
Other post-employment benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	4.20%	4.80%
Rate of increase in salaries	3.00%	3.00%
Long-term medical cost inflation	5.30%	5.30%